Debt - Credit Facilities, Non-Cash Transaction, Early Debt Redemptions, Guarantees, Debt Covenants (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Facility Capacity	$ 15,000,000,000
Unused Capacity	9,390,000,000
Principal Amount Outstanding	4,471,000,000
Long-term debt maturing within one year	10,777,000,000	$ 7,040,000,000
Early debt extinguishment costs	3,700,000,000	681,000,000	$ 2,000,000,000.0
Guarantee of Debentures of Operating Telephone Company Subsidiaries
Debt Instrument [Line Items]
Principal amount outstanding in connection with the guarantee of debt obligations	765,000,000
Guarantee of Debt Obligations of GTE Corporation
Debt Instrument [Line Items]
Principal amount outstanding in connection with the guarantee of debt obligations	391,000,000
Network Equipment | Vendor Financing Facility
Debt Instrument [Line Items]
Value of purchase assets financed	563,000,000	1,100,000,000	$ 501,000,000
Long-term debt maturing within one year	1,100,000,000	1,100,000,000
Verizon revolving credit facility
Debt Instrument [Line Items]
Facility Capacity	9,500,000,000
Unused Capacity	9,390,000,000
Various export credit facilities
Debt Instrument [Line Items]
Facility Capacity	5,500,000,000
Unused Capacity	0
Principal Amount Outstanding	4,471,000,000
Amount drawn from credit facilities	$ 1,500,000,000	$ 3,000,000,000.0